Intangible Assets, Net - Finite-Lived and Indefinite-Lived (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, accumulated amortization	$ (94,704)	$ (72,759)
Finite-lived intangible assets, net carrying amount	56,729
Indefinite-lived intangible assets, gross	1,863
Indefinite-lived intangible assets, sold	(1,863)
Indefinite-lived intangible assets - trademarks	0	1,863
Total intangible assets, gross carrying amount	153,296	122,655
Total intangible assets, net carrying amount	$ 56,729	$ 49,896
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining useful lives	2 years 6 months	2 years 1 month 6 days
Finite-lived intangible assets, gross carrying amount	$ 133,775	$ 103,122
Finite-lived intangible assets, accumulated amortization	(80,009)	(58,496)
Finite-lived intangible assets, net carrying amount	$ 53,766	$ 44,626
Other finite-lived intangible assets - customer relationships and other
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining useful lives	6 years 8 months 12 days	7 years 8 months 12 days
Finite-lived intangible assets, gross carrying amount	$ 17,658	$ 17,670
Finite-lived intangible assets, accumulated amortization	(14,695)	(14,263)
Finite-lived intangible assets, net carrying amount	$ 2,963	$ 3,407